Summary of Statement of Operations Acquisition (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Net Revenues	$ 95,893	$ 118,217	$ 468,883	$ 528,624
General and Administrative expenses	182,373	284,366	1,247,687	1,043,242
Depreciation		237	1,185	2,168
Total operating expenses	357,422	284,603	1,454,521	1,050,946
Loss from operations	(261,569)	(166,386)	(985,638)	(522,322)
Other (expense) income	(3,154)	(9,577)	139,795	(84,129)
Loss before income taxes	(264,723)	(175,963)	(845,843)	(606,451)
Provision for income taxes
Net Loss	$ (264,723)	$ (175,963)	(845,843)	(606,451)
HTS Group [Member]
Business Acquisition [Line Items]
Net Revenues			468,883	528,624
Direct costs of revenues			205,649	5,536
General and Administrative expenses			1,755,455	1,061,155
Depreciation			1,185	2,168
Total operating expenses			1,962,289	1,068,859
Loss from operations			(1,493,406)	(540,235)
Other (expense) income			139,795	(84,129)
Loss before income taxes			(1,353,611)	(624,364)
Provision for income taxes
Net Loss			$ (1,353,611)	$ (624,364)